Condensed Consolidated Statements of Financial Position (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Common stock par or stated value per share	$ 0	$ 0
Common stock shares authorized	Unlimited	Unlimited
Common stock shares issued	156,310,918	153,094,269
Common stock shares outstanding	156,310,918	148,893,898
Treasury stock shares	3,015,188	4,200,371